--------------------------------------------------------------------------------

                       Dimensional Investment Group Inc.

                     DFA One-Year Fixed Income Portfolio II

                                  Semi-Annual
                                     Report

                         Six Months Ended May 31, 1997

                                  (Unaudited)

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA ONE-YEAR FIXED INCOME PORTFOLIO II

                               SEMI-ANNUAL REPORT

                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                                                                         PAGE
                                                                                                                       ---------
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities..............................................................................          1
    Statement of Operations..........................................................................................          2
    Statements of Changes in Net Assets..............................................................................          3
    Financial Highlights.............................................................................................          4
    Notes to Financial Statements....................................................................................        5-6

THE DFA INVESTMENT TRUST COMPANY -- THE DFA ONE-YEAR FIXED INCOME SERIES
    Statement of Net Assets..........................................................................................          7
    Statement of Operations..........................................................................................          9
    Statements of Changes in Net Assets..............................................................................         10
    Financial Highlights.............................................................................................         11
    Notes to Financial Statements....................................................................................      12-13

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA ONE-YEAR FIXED INCOME PORTFOLIO II

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 1997

                                  (UNAUDITED)

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
  Investment in The DFA One-Year Fixed Income Series of The DFA Investment Trust
    Company (772,797 Shares Cost $7,704) at Value......................................  $   7,732
  Receivable for Fund Shares Sold......................................................         11
  Receivable for Investment Securities Sold............................................         56
  Prepaid Expenses and Other Assets....................................................         34
                                                                                         ---------
        Total Assets...................................................................      7,833
                                                                                         ---------
LIABILITIES:
  Payable for Fund Shares Redeemed.....................................................         67
  Accrued Expenses.....................................................................         18
                                                                                         ---------
        Total Liabilities..............................................................         85
                                                                                         ---------
NET ASSETS.............................................................................  $   7,748
                                                                                         ---------
                                                                                         ---------
SHARES OUTSTANDING, $.01 PAR VALUE (Authorized 100,000,000)............................    763,710
                                                                                         ---------
                                                                                         ---------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE...............................  $   10.15
                                                                                         ---------
                                                                                         ---------
NET ASSETS CONSIST OF:
    Paid-In Capital....................................................................  $   7,730
    Accumulated Net Investment Loss....................................................         (6)
    Accumulated Net Realized Loss......................................................         (4)
    Unrealized Appreciation of Investment Securities...................................         28
                                                                                         ---------
        Total Net Assets...............................................................  $   7,748
                                                                                         ---------
                                                                                         ---------

                 See accompanying Notes to Financial Statements

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA ONE-YEAR FIXED INCOME PORTFOLIO II

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1997

                                  (UNAUDITED)

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Income Distributions Received..........................................................  $     174
                                                                                             ---------

EXPENSES
    Administrative Services................................................................          3
    Accounting & Transfer Agent Fees.......................................................         10
    Shareholder Services...................................................................          8
    Legal Fees.............................................................................          3
    Audit Fees.............................................................................          6
    Filing Fees............................................................................          5
    Shareholders' Reports..................................................................          2
    Directors' Fees and Expenses...........................................................          1
    Organization Costs.....................................................................          3
    Other..................................................................................          1
                                                                                             ---------
        Total Expenses.....................................................................         42

    Less: Fees Waived and Expenses Reimbursed..............................................        (21)
                                                                                             ---------

    Net Expenses...........................................................................         21
                                                                                             ---------

    NET INVESTMENT INCOME..................................................................        153
                                                                                             ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net Realized Loss on Investment Securities.................................................         (2)

Change in Unrealized Appreciation (Depreciation) of Investment Securities..................         (3)
                                                                                             ---------

    NET LOSS ON INVESTMENT SECURITIES......................................................         (5)
                                                                                             ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......................................  $     148
                                                                                             ---------
                                                                                             ---------

                 See accompanying Notes to Financial Statements

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA ONE-YEAR FIXED INCOME PORTFOLIO II

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                           SIX MONTHS   YEAR ENDED
                                                                            ENDED MAY    NOV. 30,
                                                                            31, 1997       1996
                                                                           -----------  -----------
                                                                           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income................................................   $     153    $     126
    Net Realized Loss on Investment Securities...........................          (2)          (2)
    Change in Unrealized Appreciation (Depreciation) of Investment
      Securities.........................................................          (3)          28
                                                                           -----------  -----------
        Net Increase in Net Assets Resulting from Operations.............         148          152
                                                                           -----------  -----------

Distributions From:
    Net Investment Income................................................        (160)        (125)
                                                                           -----------  -----------
Capital Share Transactions (1):
    Shares Issued........................................................       4,163        5,040
    Shares Issued in Lieu of Cash Distributions..........................         160          125
    Shares Redeemed......................................................      (1,295)      (1,029)
                                                                           -----------  -----------
        Net Increase From Capital Share Transactions.....................       3,028        4,136
                                                                           -----------  -----------
        Total Increase...................................................       3,016        4,163
NET ASSETS
    Beginning of Period..................................................       4,732          569
                                                                           -----------  -----------
    End of Period........................................................   $   7,748    $   4,732
                                                                           -----------  -----------
                                                                           -----------  -----------

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued........................................................         410          500
    Shares Issued in Lieu of Cash Distributions..........................          16           12
    Shares Redeemed......................................................        (127)        (103)
                                                                           -----------  -----------
                                                                                  299          409
                                                                           -----------  -----------
                                                                           -----------  -----------

                 See accompanying Notes to Financial Statements

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA ONE-YEAR FIXED INCOME PORTFOLIO II

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         YEAR         FEB. 9
                                     SIX MONTHS         ENDED         TO NOV.
                                      ENDED MAY        NOV. 30,         30,
                                      31, 1997           1996          1995
                                     -----------       --------       -------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................     $10.18          $ 10.16       $ 10.00
                                     -----------       --------       -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............       0.26             0.46          0.24
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......      (0.02)            0.02          0.16
                                     -----------       --------       -------
  Total from Investment
    Operations.....................       0.24             0.48          0.40
                                     -----------       --------       -------
LESS DISTRIBUTIONS
  Net Investment Income............      (0.27)          ( 0.46)        (0.24)
                                     -----------       --------       -------
Net Asset Value, End of Period.....     $10.15          $ 10.18       $ 10.16
                                     -----------       --------       -------
                                     -----------       --------       -------
Total Return.......................       2.37%#           4.86%         4.09%#

Net Assets, End of Period
  (thousands)......................     $7,748          $ 4,732       $   569
Ratio of Expenses to Average Net
  Assets (1).......................       0.75%*(a)        0.75%(a)      2.50%*(a)
Ratio of Net Investment Income to
  Average Net Assets...............       4.86%*(a)        4.66%(a)      2.80%*(a)
Portfolio Turnover Rate............        N/A              N/A           N/A

--------------

(Adjusted to reflect a 900% stock dividend as of January 2, 1996.)

*   Annualized

#   Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a) Had certain waivers and reimbursements not been in effect, the ratios of expenses to average net assets for the periods ended May 31, 1997 and November 30, 1996 and 1995 would have been 1.41%, 2.80% and 17.81%, respectively and the ratios of net investment income to average net assets for the periods ended May 31, 1997 and November 30, 1996 and 1995 would have been 4.20%, 2.61% and (12.60%), respectively.

N/A Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (The "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers eleven portfolios, of which DFA One-Year Fixed Income Portfolio II (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The DFA One-Year Fixed Income Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 1997, The Portfolio owned 1% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

    On December 20, 1995, the Board of Directors of the Fund approved a 900% stock dividend under Maryland Corporate Law which is treated as a 10 for 1 stock split for financial reporting purposes for the Portfolio. The record date of the stock dividend was January 1, 1996, and the ex-date and payable date were January 2, 1996. This was a tax-free event to the shareholders of the Portfolio. All share and per share data as of and for the period ended November 30, 1995 has been restated to reflect the stock dividend.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. (the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 1997, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1%.

    Effective December 1, 1995, the Advisor has agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.75% of average daily net assets. Prior to that date the Advisor agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses to not more than 2.50% of average daily net assets.

    In addition, pursuant to an agreement with certain Shareholder Service Agents, the Portfolio pays to such agents a fee at the effective annual rate of 0.25% of its average daily net assets.

D. INVESTMENTS:

    At May 31, 1997, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities was as follows:

Gross Unrealized Appreciation...............................  $      28
Gross Unrealized Depreciation...............................         --
                                                                    ---
Net.........................................................  $      28
                                                                    ---
                                                                    ---

    At November 30, 1996, the Portfolio had a capital loss carryover for federal income tax purposes of approximately $1,500 which expires on November 30, 2004.

E. LINE OF CREDIT

    In July, 1996, the Fund, together with other DFA-advised portfolios, entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the six months ended May 31, 1997.

                        THE DFA INVESTMENT TRUST COMPANY

                      THE DFA ONE-YEAR FIXED INCOME SERIES

                            STATEMENT OF NET ASSETS

                                  MAY 31, 1997
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
BONDS -- (51.4%)
Albertson's, Inc. Medium Term Notes
    5.650%, 03/26/98...................................  $     4,530   $  4,524,926
Anheuser-Busch Companies, Inc. Corporate Bonds
    7.600%, 03/01/99...................................        1,000      1,020,000
Associates Corp. of North America Corporate Bonds
    7.250%, 05/15/98...................................        1,000      1,011,020
    8.800%, 08/01/98...................................        2,000      2,058,540
Associates Corp. of North America Medium Term Notes
    6.500%, 09/09/98...................................       16,650     16,737,744
    6.250%, 03/15/99...................................        3,100      3,092,250
Bayerische Landesbank U.S. Finance, Inc. Medium Term
  Notes
    6.400%, 05/05/99...................................       22,000     22,000,000
Canada (Government of) Bonds
    6.400%, 09/10/98...................................       22,540     22,652,700
Chevron Canada Financial, Ltd. Medium Term Notes
    5.600%, 04/01/98...................................       23,100     23,013,375
Chubb Capital Corp. Medium Term Notes
    6.000%, 02/01/98...................................        5,000      5,007,499
Colgate-Palmolive Co. Medium Term Notes
    6.550%, 02/16/98...................................       10,000     10,049,599
    6.630%, 02/16/98...................................        1,540      1,548,470
    6.710%, 02/16/98...................................       10,000     10,060,399
DuPont (E.I.) de Nemours & Co. Corporate Bonds
    8.650%, 12/01/97...................................        1,050      1,064,836
FCC National Bank Medium Term Notes
    6.000%, 04/02/98...................................       23,000     23,015,868
    6.144%, 10/30/98...................................        2,000      2,001,020
Ford Motor Credit Co. Corporate Bonds
    6.250%, 02/26/98...................................        7,000      7,025,270
    7.250%, 05/15/99...................................        5,800      5,887,000
GTE North, Inc. Corporate Bonds Series B
    5.500%, 02/15/99...................................        1,000        986,250
General Electric Capital Corp. Medium Term Notes
    8.700%, 02/09/98...................................        4,000      4,079,480
    7.050%, 03/27/98...................................        4,750      4,798,212
    7.020%, 04/13/98...................................        3,000      3,030,150
    6.844%, 04/23/98...................................       10,725     10,820,344
IBM Credit Corp. Medium Term Notes
    6.570%, 04/07/99...................................       23,000     23,086,250
Illinois Tool Works, Inc. Corporate Bonds
    7.500%, 12/01/98...................................        5,000      5,098,999

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
KFW International Finance, Inc. Medium Term Notes
    8.250%, 03/18/98...................................  $     8,650   $  8,812,187
Morgan (J.P.) & Co., Inc. Corporate Bonds
    6.362%, 08/05/98...................................       19,000     19,074,478
Morgan Guaranty Trust Corporate Bonds
    6.000%, 10/01/98...................................        6,000      5,994,059
National Elf Aquitaine, Inc. Corporate Bonds
    7.750%, 05/01/99...................................        8,550      8,742,375
National Rural Utilities Cooperative Finance Corp.
  Medium Term Notes
    8.500%, 02/15/98...................................        9,850     10,022,375
NationsBank N.C. Corporate Bonds
    6.100%, 01/19/99...................................       24,000     23,880,000
Norwest Corp. Medium Term Notes
    5.750%, 03/15/98...................................        2,000      1,996,680
    6.000%, 10/13/98...................................        2,000      2,002,900
    5.750%, 11/16/98...................................        7,600      7,555,008
Norwest Financial, Inc. Medium Term Notes
    6.230%, 09/01/98...................................        3,285      3,297,450
    6.250%, 03/15/99...................................        2,000      1,997,500
Ontario Hydro Medium Term Notes
    5.800%, 03/31/98...................................       17,850     17,850,000
Paccar Financial Corp. Medium Term Notes
    7.350%, 02/02/98...................................        5,210      5,267,414
    5.280%, 03/20/98...................................        5,000      4,986,500
Pepsico, Inc. Medium Term Notes
    6.125%, 01/15/98...................................        2,000      2,002,740
    5.463%, 07/01/98...................................        4,851      4,823,494
Pitney Bowes Credit Corp. Medium Term Notes
    6.305%, 09/23/98...................................       24,230     24,324,495
Rockwell International Corp. Corporate Bonds
    7.625%, 02/17/98...................................        2,850      2,882,176
Sara Lee Corp. Medium Term Notes
    5.500%, 12/01/98...................................        1,250      1,237,175
UBS Finance, Inc. Medium Term Notes
    6.200%, 10/01/98...................................        3,000      3,003,750
Upjohn Co. Medium Term Notes
    5.920%, 02/17/98...................................        5,000      4,999,800
Wachovia Bank Medium Term Notes
    5.375%, 04/15/98...................................        3,350      3,332,345
    5.600%, 03/08/99...................................       11,000     10,848,750
                                                                       ------------
TOTAL BONDS
  (Cost $391,788,922)..................................                 392,603,852
                                                                       ------------
COMMERCIAL PAPER -- (23.3%)
AI Credit Corp. C.P.
    5.570%, 07/21/97...................................        2,700      2,678,238

THE DFA ONE-YEAR FIXED INCOME SERIES

CONTINUED

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
Barclays U.S. Funding Corp. C.P.
    5.600%, 08/04/97...................................  $     7,000   $  6,928,133
Barton Capital Corp. C.P.
    5.450%, 06/05/97...................................        3,005      3,002,220
    5.550%, 06/19/97...................................        3,500      3,489,189
    5.640%, 07/01/97...................................        7,000      8,955,519
    5.630%, 08/01/97...................................        7,000      6,931,522
Beta Finance, Inc. C.P.
    5.640%, 08/08/97...................................        9,500      9,396,555
Caisse des Depots et Consignments C.P.
    5.380%, 06/12/97...................................       21,000     20,957,912
Corporate Asset Funding Corp. C.P.
    5.550%, 06/06/97...................................       19,000     18,979,495
    5.600%, 07/03/97...................................        2,000      1,989,498
    5.610%, 07/11/97...................................        1,000        993,502
Delaware Funding Corp. C.P.
    5.600%, 06/09/97...................................        6,000      5,990,750
    5.590%, 06/30/97...................................        1,800      1,791,382
    5.630%, 07/08/97...................................        4,000      3,975,863
Enterprise Funding Corp. C.P.
    5.620%, 07/28/97...................................       10,500     10,404,665
    5.640%, 08/01/97...................................        4,000      3,961,220
    5.620%, 08/12/97...................................        2,500      2,471,479
Export Development Corp. C.P.
    5.580%, 06/16/97...................................        2,270      2,264,040
General Electric Capital Corp. C.P.
    5.590%, 07/15/97...................................        8,000      7,942,960
Glaxo Wellcome P.L.C. C.P.
    5.590%, 07/22/97...................................        2,000      1,983,482
National Rural Utilities Cooperative Finance Corp. C.P.
    5.560%, 06/20/97...................................        1,000        996,757
Novartis Finance Corp. C.P.
    5.490%, 06/04/97...................................        1,130      1,129,109
Sheffield Receivables Corp. C.P.
    5.600%, 07/15/97...................................        1,000        992,870
Sigma Finance Corp. C.P.
    5.600%, 06/16/97...................................        6,000      5,984,246
    5.610%, 06/23/97...................................        2,500      2,490,733
    5.610%, 06/27/97...................................        5,000      4,978,377
    5.660%, 07/28/97...................................        1,000        990,839
    5.640%, 08/04/97...................................            0      4,948,667
    5.650%, 08/04/97...................................        3,000      2,969,200
St. Michael Finance Ltd. C.P.
    5.570%, 06/11/97...................................        8,229      8,213,776
    5.570%, 06/16/97...................................        9,700      9,674,532
Teco Finance, Inc. C.P.
    5.620%, 07/10/97...................................        5,000      4,968,111
    5.630%, 08/04/97...................................        2,000      1,979,357
Triple-A-One Plus Funding Corp. C.P.
    5.530%, 06/16/97...................................        1,932      1,926,927
USAA Capital Corp. C.P.
    5.540%, 06/20/97...................................          300        299,027
                                                                       ------------
TOTAL COMMERCIAL PAPER (Cost $177,680,614).............                 177,630,152
                                                                       ------------
                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)

AGENCY OBLIGATIONS -- (17.9%)
Federal Agriculture Mortgage Corp.
    7.200%, 10/15/98...................................  $     2,850   $  2,890,299
Federal Home Loan Bank
    5.715%, 03/20/98...................................       10,000      9,982,400
    6.060%, 10/02/98...................................       25,000     24,997,247
    5.100%, 01/26/99...................................        3,200      3,147,264
    5.947%, 02/26/99...................................       20,000     19,951,200
Federal National Mortgage Association
    6.410%, 07/17/98...................................       13,000     13,055,899
    5.940%, 08/14/98...................................       25,000     24,957,247
    5.700%, 12/18/98...................................        8,100      8,051,399
Student Loan Marketing Association
    7.000%, 03/03/98...................................        9,400      9,475,199
    6.250%, 06/30/98...................................       20,000     20,050,198
                                                                       ------------
TOTAL AGENCY OBLIGATIONS (Cost $136,573,919)...........                 136,558,352
                                                                       ------------
U.S. TREASURY OBLIGATIONS -- (4.5%)
U.S. Treasury Notes
    5.750%, 12/31/98...................................       17,000     16,918,059
    6.375%, 04/30/99...................................       17,700     17,753,629
                                                                       ------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $34,652,826).....                  34,671,688
                                                                       ------------
VARIABLE RATE OBLIGATIONS -- (1.8%)
  American Express Centurion Bank
    5.718%, 06/05/97 (Cost $14,000,000)................       14,000     14,000,000
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (0.0%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.25%,
   06/02/97 (Collateralized by U.S. Treasury Notes
   6.00%, 08/15/99) (Cost $183,000)....................          183        183,000
                                                                       ------------
TOTAL INVESTMENTS -- (98.9%) (Cost $754,879,281)++.....                 755,647,044
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (1.1%)
 Other Assets..........................................                   8,547,700
 Payable for Fund Shares Redeemed......................                     (95,468)
 Other Liabilities.....................................                     (86,634)
                                                                       ------------
                                                                          8,365,598
                                                                       ------------
NET ASSETS -- (100.0%) Applicable to 76,365,535
  Outstanding $.01 Par Value Shares (Unlimited Number
  of Shares Authorized)................................                $764,012,642
                                                                       ------------
                                                                       ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                $      10.00
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      THE DFA ONE-YEAR FIXED INCOME SERIES

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1997

                                  (UNAUDITED)

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Interest............................................................................  $  23,131
                                                                                          ---------

EXPENSES
    Investment Advisory Services........................................................        197
    Accounting & Transfer Agent Fees....................................................        101
    Custodian's Fee.....................................................................         49
    Legal Fees..........................................................................          3
    Audit Fees..........................................................................          4
    Shareholders' Reports...............................................................          4
    Trustees' Fees and Expenses.........................................................          1
    Other...............................................................................         12
                                                                                          ---------
        Total Expenses..................................................................        371
                                                                                          ---------

    NET INVESTMENT INCOME...............................................................     22,760
                                                                                          ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net Realized Gain on Investment Securities..............................................        408

Change in Unrealized Appreciation (Depreciation) of Investment Securities...............     (2,662)
                                                                                          ---------

    NET LOSS ON INVESTMENT SECURITIES...................................................     (2,254)
                                                                                          ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....................................  $  20,506
                                                                                          ---------
                                                                                          ---------

                 See accompanying Notes to Financial Statements

                        THE DFA INVESTMENT TRUST COMPANY

                      THE DFA ONE-YEAR FIXED INCOME SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                         YEAR
                                                                          SIX MONTHS    ENDED
                                                                          ENDED MAY    NOV. 30,
                                                                           31, 1997      1996
                                                                          ----------  ----------
                                                                          (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...............................................  $   22,760  $   43,492
    Net Realized Gain (Loss) on Investment Securities...................         408        (301)
    Change in Unrealized Appreciation (Depreciation) of Investment
      Securities........................................................      (2,662)      3.135
                                                                          ----------  ----------
        Net Increase in Net Assets Resulting from Operations............      20,506      46,326
                                                                          ----------  ----------

Distributions From:
    Net Investment Income...............................................     (23,184)    (42,530)
                                                                          ----------  ----------
Capital Share Transactions (1):
    Shares Issued.......................................................     155,318     520,113
    Shares Issued in Lieu of Cash Distributions.........................      19,180      32,939
    Shares Redeemed.....................................................    (267,100)   (403,109)
                                                                          ----------  ----------
        Net Increase (Decrease) From Capital Share Transactions.........     (92,602)    149,943
                                                                          ----------  ----------
        Total Increase (Decrease).......................................     (95,280)    153,739
NET ASSETS
    Beginning of Period.................................................     859,293     705,554
                                                                          ----------  ----------
    End of Period.......................................................  $  764,013  $  859,293
                                                                          ----------  ----------
                                                                          ----------  ----------

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.......................................................      15,572      52,148
    Shares Issued in Lieu of Cash Distributions.........................       1,927       3,311
    Shares Redeemed.....................................................     (26,800)    (40,380)
                                                                          ----------  ----------
                                                                              (9,301)     15,079
                                                                          ----------  ----------
                                                                          ----------  ----------

                 See accompanying Notes to Financial Statements

                        THE DFA INVESTMENT TRUST COMPANY

                      THE DFA ONE-YEAR FIXED INCOME SERIES

                              FINANCIAL HIGHLIGHTS

                (For a share outstanding throughout each period)

                                                         YEAR          YEAR          YEAR         FEB. 8
                                     SIX MONTHS         ENDED         ENDED         ENDED           TO
                                      ENDED MAY        NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                      31, 1997           1996          1995          1994          1993
                                     -----------       --------      --------      --------      --------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................    $  10.03        $  10.00      $   9.84      $  10.06      $  10.00
                                     -----------       --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............        0.29            0.56          0.60          0.44          0.31
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......       (0.03)           0.03          0.16         (0.18)         0.03
                                     -----------       --------      --------      --------      --------
  Total from Investment
    Operations.....................        0.26            0.59          0.76          0.26          0.34
                                     -----------       --------      --------      --------      --------
LESS DISTRIBUTIONS
  Net Investment Income............       (0.29)          (0.56)        (0.60)        (0.43)        (0.28)
  Net Realized Gains...............          --              --            --         (0.05)           --
                                     -----------       --------      --------      --------      --------
  Total Distributions..............       (0.29)          (0.56)        (0.60)        (0.48)        (0.28)
                                     -----------       --------      --------      --------      --------
Net Asset Value, End of Period.....    $  10.00        $  10.03      $  10.00      $   9.84      $  10.06
                                     -----------       --------      --------      --------      --------
                                     -----------       --------      --------      --------      --------
Total Return.......................        2.61%#          6.10%         7.91%         2.61%         3.39%#

Net Assets, End of Period
  (thousands)......................    $764,013        $859,293      $705,554      $592,286      $608,428
Ratio of Expenses to Average Net
  Assets...........................        0.09%*          0.09%         0.10%         0.10%         0.10%*
Ratio of Net Investment Income to
  Average Net Assets...............        5.78%*          5.62%         6.04%         4.41%         3.80%*
Portfolio Turnover Rate............       81.14%*         95.84%        81.31%       140.82%       111.67%*

--------------

(Restated to reflect a 900% stock dividend as of January 2, 1996)

*  Annualized

# Non-Annualized

                 See accompanying Notes to Financial Statements

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers sixteen portfolios, of which The DFA One-Year Fixed Income Series (the "Series") is presented in this report.

    On December 20, 1995, the Board of Trustees of The DFA Investment Trust Company (the "Board") approved a 900% stock dividend upon Delaware Trust Law which is treated as a 10 for 1 stock split for financial reporting purposes, for the Series. The record date of the stock dividend as January 1, 1996, and the ex-date and payable dates were January 2, 1996. This was a tax-free event to the shareholders of the Series. All share and per share data as of and for the period ended November 30, 1995 and all prior periods have been restated to reflect the stock dividend.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series are valued on the basis of prices provided by a pricing service as such prices are believed to reflect the fair market value of such securities.

    2. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. All open repurchase agreements were entered into on May 30, 1997.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. (the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 1997, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.05 of 1%.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 1997, the Series made the following purchases and sales of investment securities (amounts in thousands):

                                                                         OTHER
                                                    U.S. GOVERNMENT   INVESTMENT
                                                      SECURITIES      SECURITIES
                                                   -----------------  -----------
Purchases........................................     $    90,123      $ 176,619
Sales............................................          99,795        120,263

E. INVESTMENT TRANSACTIONS:

    At November 30, 1996, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation................  $1,101
Gross Unrealized Depreciation................    (333)
                                               ------
Net..........................................  $  768
                                               ------
                                               ------

    At November 30, 1996, the Series had a capital loss carryover for federal income tax purposes of approximately $3,032,000 of which $2,705,000 and $327,000 expire on November 30, 2003 and 2004, respectively.

F. LINE OF CREDIT

    In July, 1996, the Trust, together with other DFA-advised portfolios, entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus available rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advance under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Series during the six months ended May 31, 1997.

G. COMPONENTS OF NET ASSETS:

    At May 31, 1997, net assets consisted of (amounts in thousands):

Paid-In Capital..............................  $762,097
Undistributed Net Investment Income..........     3,780
Accumulated Net Realized Loss................    (2,632)
Unrealized Appreciation of Investment
 Securities..................................       768
                                               --------
                                               $764,013
                                               --------
                                               --------